Net Income (Loss) Per Share - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended			1 Months Ended
	Apr. 23, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014	Apr. 30, 2013
Net Income Loss Per Common Share [Line Items]
Reclassification of class B shares to common shares, ratio	0.0735
Common shares stock split conversion ratio	4.6
Dividend declared		$ 9,917	$ 10,196
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		1,400,000	4,500,000	2,900,000
Dilutive securities			0	0
Common Stock [Member]
Net Income Loss Per Common Share [Line Items]
Stock issued during period, shares	22,222,222		22,200,000
Series A Preferred Stock [Member]
Net Income Loss Per Common Share [Line Items]
Stock issued during period, shares	3,450,000
Dividend declared					$ 9,900	$ 10,200
Series A Preferred Stock [Member] | First Installment [Member]
Net Income Loss Per Common Share [Line Items]
Dividends paid amount per share		$ 0.71875
Series A Preferred Stock [Member] | Second Installment [Member]
Net Income Loss Per Common Share [Line Items]
Dividends paid amount per share		$ 0.71875
Series A Preferred Stock [Member] | Third Installment [Member]
Net Income Loss Per Common Share [Line Items]
Dividend declared, per share price		$ 0.71875
Dividend declared, payment date		Feb. 01, 2015
Dividend declared, record date		Jan. 15, 2015
Series A Preferred Stock [Member] | Maximum [Member]
Net Income Loss Per Common Share [Line Items]
Date the declared dividend will be paid, month and year					2015-06	2014-06
Series A Preferred Stock [Member] | Weighted Average [Member]
Net Income Loss Per Common Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			6,600,000